N-2	12 Months Ended
Dec. 31, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key	0002040278
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	HL SCOPE RIC LLC
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
1.	Organization

HL SCOPE RIC LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund, appointed under the terms of the Investment Management Agreement, pursuant to which it performs the functions of a discretionary investment manager. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on January 22, 2024 and commenced operations on April 1, 2024.

This Limited Liability Company Agreement of the Fund dated as of January 26, 2024 was entered into by HL SCOPE RIC Holdings LLC (the “Member”), a Delaware limited liability company and initial member of the Fund. As of December 31, 2024, HL SCOPE RIC Holdings LLC is the sole member of the Fund.

The Fund bears all other expenses to be incurred in its operation (including to the extent such operations are performed by the Adviser or its affiliates).

The Fund registered under the Investment Company Act as filed with the Securities and Exchange Commission on October 10, 2024. Up until October 10, 2024, the Fund remained an unregistered entity.

The investment objective of the Fund is to seek to obtain returns over the medium- and long-term from current income and to a lesser extent, capital appreciation, through investments in private assets globally while also focusing on principal protection. The Fund seeks to build a portfolio over time to avoid concentrated risk exposures and to provide sufficient liquidity for limited redemptions.

Risk Factors [Table Text Block]
6.	Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund has been organized as a non-diversified, closed-end management investment company and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike listed closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. The Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV (after all applicable fees), or, in certain circumstances, at a discount. In addition, from time to time, the Adviser may recommend to the Board that the Fund conduct a repurchase offer of, generally, no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

The Fund’s investments are generally illiquid, non-publicly traded securities and are realized as distributions from investments made and when investments are disposed of. Portfolio is comprised of private credit instruments that are not rated and as such they have been categorized as non-investment grade. These investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s investments.

Fund of Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s NAV. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

NAV Per Share	$ 105.67
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Share Transactions

One or more Persons may be admitted to the Fund as shareholders upon the issuance of Shares in accordance Limited Liability Company Agreement. The Fund is authorized to issue an unlimited number of shares, which shall be divided into such transferable Shares of as many separate and distinct classes of shares as the Board may create and establish. The numbers of shares held by each Shareholder shall be listed in the books and records of the Fund.